Equity (Defict) (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of investments accounted for using equity method [text block] [Abstract]
Schedule of share capital
	Number of shares as of December 31,		Number of shares as of December 31,
	2021		2020
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares	100,000,000	10,091,706	8,435,375	2,661,095

Schedule of loss per share
	Year ended December 31, 2021	Year ended December 31, 2020 (*)	Year ended December 31, 2019 (*)

Loss for the period	16,955	7,228	4,575
Total number of ordinary shares	10,091,706	2,661,095	1,904,762
Weighted average number of ordinary shares	5,306,225	1,967,790	1,904,762

Basic and diluted loss per share	(3.2)	(3.67)	(2.4)
Anti-dilutive potentially dilutive securities after the Reverse Stock Splits	5,915,664	340,219	396,324